Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

Mr. Jason Hoisager, the Company’s Chief Executive Officer, owns 100% of Arabella Petroleum Company LLC (“Petroleum”), which is the operating company for substantially all the wells that the Company has its working interest in.   As Petroleum drills and completes the wells, Petroleum bills the Company for its working ownership percentage of the capital costs.  After the completion of each well, Petroleum sells the oil and gas and provides the Company its working interest revenue, net of production taxes and charges for the lease operating expenses.

As of March 31, 2014 and December 31, 2013, the Company owed Petroleum $13,892,067 and $3,695,119, respectively in joint interest billings to vendors for the well costs.  During the three months ended March 31, 2014, the Company paid Petroleum $1,687,787 in capital costs for the wells.  Petroleum is responsible for collecting the revenue from the purchasers and providing the Company its accounts receivable, which totaled $655,435 and $425,372 at March 31, 2014 and December 31, 2013, respectively.

During the period ended March 31, 2014 Petroleum advanced $300,000 to the Company for working capital purposes which is due upon demand and non-interest bearing.

Petroleum also paid part of the general and administrative expenses for the companies during 2013 and allocated to Exploration $32,978 for the three months ended March 31, 2013.

11. Related Party Transactions

Mr. Jason Hoisager, the Company’s Chief Executive Officer, owns 100% of Arabella Petroleum Company LLC (“Petroleum”), which is the operating company for substantially all the wells that the Company has its working interest in.   As Petroleum drills and completes the wells, Petroleum bills the Company for its working ownership percentage of the capital costs.  After the completion of each well, Petroleum sells the oil and gas and provides the Company its working interest revenue, net of production taxes and charges for the lease operating expenses.

As of December 31, 2013 and 2012, The Company owed Petroleum $3,695,119 and $42,238, respectively in joint interest billings to vendors for the well costs.  During 2013, The Company paid Petroleum $3,589,903 in capital costs for the wells.  Petroleum is responsible for collecting the revenue from the purchasers and providing the Company its accounts receivable, which totaled $425,372 and $702 at December 31, 2013 and 2012, respectively.

Petroleum also paid part of the general and administrative expenses for the companies and allocated to Exploration $131,950, $93,845 and $30,071 for the years 2013, 2012 and 2011, respectively.